Acquisition (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 12, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Acquisition [Line Items]
Acquisition percentage	100.00%
Fair value of preferred stock
Fair value of net assets acquired						12,808,197
Goodwill						12,808,197
Revenue	$ 0
Net loss	$ 94,453	$ (2,178,812)	$ (13,458,598)	$ (6,658,507)	$ (15,940,709)	(18,260,976)	$ (7,903,394)
Company incurred acquisition related costs						$ 75,000
Series E Convertible Preferred Stock [Member]
Acquisition [Line Items]
Preferred stock issued (in Shares)	19,500	19,396		19,396		19,500	0
Fair value of preferred stock	$ 14,916,753	$ 14,813,253		$ 14,813,253		$ 14,916,753